Selected Quarterly Financial Information (Unaudited)	12 Months Ended
May 03, 2014
Selected Quarterly Financial Information (Unaudited)
23.	Selected Quarterly Financial Information (Unaudited)

A summary of quarterly financial information for fiscal 2014 and fiscal 2013 is as follows:

Fiscal 2014 Quarterly Period Ended On or About	July 27, 2013	October 26, 2013	January 25, 2014	May 3, 2014	Fiscal Year 2014
Sales	$1,329,502	1,734,159	1,995,790	1,321,906	6,381,357
Gross profit	$368,201	461,942	603,441	424,351	1,857,935

Net income (loss)	$(87,022)	13,229	63,229	(36,704)	(47,268)
Basic loss per common share:

Net income (loss)	$(1.56)	0.15	0.95	(0.72)	(1.12)

Diluted loss per common share:

Net income (loss)	$(1.56)	0.15	0.86	(0.72)	(1.12)

Fiscal 2013 Quarterly Period Ended On or About	July 28, 2012	October 27, 2012	January 26, 2013	April 27, 2013	Fiscal Year 2013
Sales	$1,453,507	1,884,532	2,223,945	1,277,021	6,839,005
Gross profit	$415,805	482,289	553,512	230,900	1,682,506

Net income (loss)	$(39,828)	501	(3,683)	(114,796)	(157,806)
Basic loss per common share:

Net loss	$(0.76)	(0.07)	(0.14)	(2.04)	(3.02)

Diluted loss per common share:

Net loss	$(0.76)	(0.07)	(0.14)	(2.04)	(3.02)